Income Tax Status - Additional Information (Details) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Tax Status [Line Items]
Tax determination letter date	Oct. 20, 2015
EBP, Tax Determination Letter, Obtained [true false]	true
EBP, Tax Qualification Status [Extensible Enumeration]	us-gaap:QualifiedPlanMember